Maturity of premium reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maturity of premium reserve [Line Items]
Fixed interest rate	₩ 28,953,715	₩ 8,175,878
Interest rate linked	21,160,257	16,782,695
Ending balance	50,113,972	24,958,573
Less than 1 year
Maturity of premium reserve [Line Items]
Fixed interest rate	845,304	111,102
Interest rate linked	213,892	195,843
Ending balance	1,059,196	306,945
1 ~ 3 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	2,079,125	247,619
Interest rate linked	329,647	922,832
Ending balance	2,408,772	1,170,451
3 ~ 7 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	2,118,652	741,222
Interest rate linked	1,032,366	1,247,871
Ending balance	3,151,018	1,989,093
7 ~ 10 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	941,413	502,572
Interest rate linked	572,153	343,562
Ending balance	1,513,566	846,134
10 ~ 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	2,236,313	1,288,815
Interest rate linked	2,058,859	1,500,893
Ending balance	4,295,172	2,789,708
More than 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	20,732,908	5,284,548
Interest rate linked	16,953,340	12,571,694
Ending balance	₩ 37,686,248	₩ 17,856,242